SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Unvested restricted stock units	0		2,505,104
Warrants stock shares	2,000,000	2,000,000
Software [Member]
Estimated useful lives	7 years
Bottom [Member]
Estimated useful lives	3 years
Top [Member]
Estimated useful lives	5 years
Common Stock [Member]
Estimated useful lives		5 years